SPDR® Series Trust

One Congress Street

Boston, MA 02114

June 26, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information (“SAI”) for the State Street® SPDR® Portfolio Nasdaq® 100 ETF, a series of the above-referenced Registrant do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 341 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on June 22, 2026 with a designated effective date of June 23, 2026 (Accession No. 0001193125-26-277771).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary

Cc:	W. John McGuire, Esq.